Note 9 - Litigations	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Legal Matters and Contingencies [Text Block]

(9)   Litigations

WesternGeco

Settlement

On April 7, 2020, the Company entered into a settlement agreement with WesternGeco L.L.C. (“WesternGeco”) that ended the ongoing litigation.

Pursuant to the settlement agreement, WesternGeco granted the Company a license to the underlying patents, lifted the injunction that prevented the Company from manufacturing DigiFIN®in the United States and, on April 13, 2020, the District Court permanently dismissed the pending lawsuit.

In exchange, the Company agreed to pay WesternGeco a settlement based on future revenues from the Company’s multi-client data library, consisting of (1) small percentage of 2D multi-client data library sales for a ten-year period, and (2) the transfer of a majority of the Company’s future revenue share relating to the parties’ existing joint multi-client reimaging programs offshore Mexico.

Background

In June 2009, WesternGeco filed a lawsuit against the Company in the United States District Court for the Southern District of Texas (the “District Court”). In the lawsuit, styled WesternGeco L.L.C. v. ION Geophysical Corporation, WesternGeco alleged that the Company had infringed four of their patents concerning marine seismic surveys.

Trial began in July 2012, and the jury returned a verdict in August 2012. The jury found that the Company infringed the six “claims” contained in four of WesternGeco’s patents by supplying the Company’s DigiFIN lateral streamer control units from the United States. (In patent law, a “claim” is a technical legal term; an infringer infringes on one or more “claims” of a given patent.)

In May 2014, the District Court entered a Final Judgment against the Company in the amount of $123.8 million. The Final Judgment also enjoined the Company from supplying DigiFINs or any parts unique to DigiFINs in or from the United States.

As of 2018, the Company had paid WesternGeco the $25.8 million of the Final Judgment (the portion of the judgment representing reasonable royalty damages and enhanced damages, plus interest).

The balance of the judgment against the Company ($98.0 million), representing lost profits from surveys performed by the Company’s customers outside of the United States, plus interest) was vacated by the United States Court of Appeals for the Federal Circuit (the award of lost profit damages was vacated because the Patent Trial and Appeal Board of the Patent and Trademark Office invalidated four of the five patent claims that could have supported an award of lost profit), and a new trial ordered, to determine what lost profit damages, if any, WesternGeco was entitled to.

As noted above, the lawsuit has been dismissed in accordance with the parties’ settlement agreement.

Other Litigation

In July 2018, the Company prevailed in an arbitration that it initiated against the Indian Directorate General of Hydrocarbons (“DGH”) relating to the Company’s ability to continue to license data under the Company’s IndiaSPAN program. The DGH filed a lawsuit in court in India to vacate the arbitration award; in connection with that lawsuit, the Company was ordered to escrow approximately $4.5 million in sales proceeds that it had received in respect of sales from the IndiaSPAN program, pending the outcome of the DGH’s challenge to the arbitration award. The Company challenged the escrow order, but on December 9, 2019, the Supreme Court of India ordered the Company to comply with it. The Company prepared a petition to file with the court to request that a March 2020 deadline to deposit approximately $4.5 million in escrow in early 2020 be extended due to the changes to the Company’s business, and to the markets, that have been spurred by the COVID-19 pandemic. The Company was unable to file the application because the courts in India were closed due to the pandemic (other than for emergencies), and were not accepting filings at that time. The Company served a copy of its draft petition on the DGH’s counsel and intends to file it, or an amended application, in advance of the next hearing, which has been repeatedly delayed due to the COVID-19 pandemic. The Company prevailed on the merits in the arbitration and expects to have that award upheld in Indian court, which would result in release of the Company’s portion of any money escrowed by the Company. The DGH’s request to vacate the arbitration award is currently scheduled to be heard by the court in India on March 5, 2021. The Company has not escrowed the money as of December 31, 2020.